UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Mid Cap Value
Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2009

Date of reporting period: 02/01/2008 – 01/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Mid Cap Value

Opportunities Fund

OF BLACKROCK MID CAP VALUE OPPORTUNITIES

SERIES, INC.

ANNUAL REPORT | JANUARY 31, 2009

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses, including the nearly $800 billion economic stimulus plan signed into law just after period end.

The US economy appeared relatively resilient through the first few months of 2008, when rising food and energy prices fueled inflation fears. Mid-

summer ushered in dramatic changes- inflationary pressure subsided amid a plunge in commodity prices, while economic pressures intensified in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By year’s end, the National Bureau of Economic Research affirmed that the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively early in the period, resumed that rate-cutting campaign in the fall, with the final reduction in December 2008 bringing the target federal funds rate to a record low range of between zero and 0.25% . Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with the sentiment turning decisively negative toward period end. Declines were significant and broad-based, with little divergence among large- and small-cap stocks. Non-US stocks posted stronger results early on, but quickly lost ground as the credit crisis revealed itself to be global in scope and as the worldwide economic slowdown gathered pace. Overall, aggressive monetary and fiscal policy, combined with the defensiveness of the US, helped domestic equities notch better performance than their non-US counterparts.

In fixed income markets, risk aversion remained the popular theme, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, the municipal bond market was challenged by a dearth of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply, which sent prices lower and yields well above Treasuries. By period end, however, some positive momentum had returned to the municipal space.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of January 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(33.95)%	(38.63)%
Small cap US equities (Russell 2000 Index)	(37.38)	(36.84)
International equities (MSCI Europe, Australasia, Far East Index)	(40.75)	(43.74)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.96	10.64
Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	3.23	2.59
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.70	(0.16)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(19.07)	(19.72)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.
You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•In a tumultuous market environment, the Fund’s Institutional, Investor A,
Investor B and Class R Shares outperformed the benchmark S&P
MidCap 400 Index for the 12-month period, while Investor C Shares performed in line with the Index.

What factors influenced performance?
•During the 12-month period, the Treasury, Federal Reserve and Congress provided unprecedented stimulus to help stabilize the economy and ease credit conditions. Despite these efforts, however, the equity markets declined sharply. The S&P MidCap 400 Index posted its worst 12-month loss ever, declining 37% over the period.
•Within the S&P MidCap 400 Index, the energy, telecommunication services and materials sectors tumbled the most, while the utilities, consumer staples and health care sectors declined to a lesser extent.
Individual Fund holdings in health care, information technology and industrials outperformed, while other sectors lagged comparable com-
panies in the benchmark.
•Specific stock selection in health care had the most favorable impact on Fund performance, led by investments in pharmaceuticals distributor,
AmerisourceBergen Corp., and hospital operator, Lifepoint Hospitals, Inc.
Stock selection in information technology also benefited return comparisons.
•Hercules, Inc. was the best individual stock contributor. Shares of the specialty chemicals provider rallied on news of an acquisition by
Ashland, Inc. We took advantage of the upward move in the stock price and completely eliminated the Fund’s position.
•Extraordinary monetary stimulus cushioned price declines for mid-cap financial stocks. Fund investments in thrift & mortgage finance compa-
nies held up well against a brutal backdrop for financial services stocks.
The Fund’s relative gains were offset, however, by underperformance in insurance stocks and Real Estate Investment Trusts (REITs). Life insur-
ance provider, Conseco, Inc., was the Fund’s largest individual detractor.
•Within the consumer discretionary sector, multi-line retailers offered deep discounts in the 2008 fourth quarter to clear inventory and draw consumer traffic into their stores. Consensus earnings estimates were dramatically reduced and investors anticipated more store closings.
Stock selection in retail stocks hindered Fund results, as an investment in Saks, Inc. was the primary detractor.

Describe recent portfolio activity.
•During the 12-month period, we increased Fund weightings in leisure equipment companies and restaurants. New positions included toy manufacturer, Mattel, Inc., and fast-food restaurant operator, Burger King
Holdings, Inc. We also established new positions in construction and engineering companies in anticipation of increased infrastructure spend-
ing from the Obama administration.
•In health care, we sold a position in ImClone Systems, Inc., which was acquired by Eli Lilly & Company, and replaced it with smaller positions in select biotechnology stocks, including Regeneron Pharmaceuticals, Inc.
and Biogen Idec, Inc.

Describe Fund positioning at period end.
•On January 31, 2009, the Fund’s most significant investments relative to the benchmark included a modest overweight in the information technol-
ogy sector, and underweights in the consumer discretionary, materials and consumer staples sectors. We expect economic conditions to gradu-
ally improve, and will consider adding cyclical exposure once profit expectations have been lowered further.
•Although we increased the Fund’s financial services exposure on sharp share price declines, we remain underweight relative to the S&P MidCap
400 Index, and hold a balance of investments in commercial banks, insurance providers and REITs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	August 1, 2008	January 31, 2009	During the Period[1]	August 1, 2008	January 31, 2009	During the Period[1]
Institutional	$1,000	$634.40	$ 4.22	$1,000	$1,019.94	$ 5.22
Investor A	$1,000	$633.00	$ 5.89	$1,000	$1,017.88	$ 7.28
Investor B	$1,000	$630.50	$ 8.83	$1,000	$1,014.27	$10.91
Investor C	$1,000	$629.50	$10.21	$1,000	$1,012.57	$12.61
Class R	$1,000	$631.70	$ 7.69	$1,000	$1,015.67	$ 9.50

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.03% for Institutional, 1.44% for Investor A, 2.16% for Investor B, 2.50% for
Investor C and 1.88% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2009

Fund Summary (concluded) Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund normally invests at least 80% of its assets in equity securities of mid cap companies.
3 This unmanaged Index is a market value-weighted index that consists of 400 domestic stocks and measures the performance of the mid-size company segment of the U.S. market.

Performance Summary for the Period Ended January 31, 2009

				Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(36.56)%	(36.16)%	N/A	(1.55)%	N/A	3.98%	N/A
Investor A	(36.70)	(36.39)	(39.73)%	(1.83)	(2.89)%	3.70	3.14%
Investor B	(36.95)	(36.91)	(39.72)	(2.61)	(2.84)	3.03	3.03
Investor C	(37.05)	(37.06)	(37.69)	(2.69)	(2.69)	2.81	2.81
Class R	(36.83)	(36.66)	N/A	(2.14)	N/A	3.46	N/A
S&P MidCap 400 Index	(37.29)	(36.97)	N/A	(2.00)	N/A	4.09	N/A

1 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2009 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on August 1, 2008 and held through January 31, 2009)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2009

Portfolio Information
As of January 31, 2009

	Percent of		Percent of
Ten Largest Holdings	Long-Term Investments	Sector Allocation	Long-Term Investments
SPDR Gold Trust	4%	Financials	20%
Alliant Energy Corp.	3	Information Technology	16
Wisconsin Energy Corp.	3	Industrials	14
TIBCO Software, Inc.	3	Health Care	14
Tellabs, Inc.	3	Consumer Discretionary	11
OGE Energy Corp.	3	Utilities	11
Medicis Pharmaceutical Corp. Class A	2	Energy	8
Novell, Inc.	2	Materials	3
Convergys Corp.	2	Consumer Staples	2
Biogen Idec, Inc.	2	Telecommunication Services	1

		For Fund compliance purposes, the Fund’s sector classifications refer to any
		one or more of the sector sub-classifications used by one or more widely recog-
		nized market indexes or ratings group indexes, and/or as defined by Fund
		management. This definition may not apply for purposes of this report, which
		may combine sector sub-classifications for reporting ease.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

7

Schedule of Investments January 31, 2009			(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Aerospace & Defense — 1.3%			Hotels, Restaurants & Leisure — 1.8%
Alliant Techsystems, Inc. (a)	15,000	$ 1,212,150	Burger King Holdings, Inc.	87,300	$ 1,942,425
Curtiss-Wright Corp.	51,000	1,647,300	Darden Restaurants, Inc.	75,200	1,971,744
		2,859,450			3,914,169
Biotechnology — 3.9%			Household Durables — 1.2%
Amylin Pharmaceuticals, Inc. (a)(b)	202,200	2,337,432	Centex Corp.	57,100	485,921
Biogen Idec, Inc. (a)	87,500	4,256,875	KB Home (b)	101,200	1,079,804
Regeneron Pharmaceuticals, Inc. (a)	98,800	1,727,024	Newell Rubbermaid, Inc.	109,700	886,376
		8,321,331			2,452,101
Capital Markets — 1.3%			Household Products — 1.2%
Investment Technology Group, Inc. (a)	131,300	2,846,584	Clorox Co.	52,000	2,607,800
Chemicals — 2.2%			IT Services — 2.2%
Ashland, Inc.	91,084	730,494	Convergys Corp. (a)	628,700	4,734,111
Cytec Industries, Inc.	71,900	1,469,636	Insurance — 4.4%
Lubrizol Corp.	75,600	2,579,472	Axis Capital Holdings Ltd.	94,500	2,292,570
		4,779,602	The Hanover Insurance Group, Inc.	33,900	1,370,238
Commercial Banks — 3.2%			MetLife, Inc.	21,100	606,203
Cullen/Frost Bankers, Inc.	51,900	2,271,663	Prudential Financial, Inc.	21,300	548,475
First Midwest Bancorp, Inc.	158,900	1,589,000	Reinsurance Group of America, Inc.	88,400	3,149,692
M&T Bank Corp.	26,900	1,046,679	W.R. Berkley Corp.	55,000	1,456,400
Wilmington Trust Corp.	130,525	1,786,887			9,423,578
		6,694,229	Leisure Equipment & Products — 1.5%
Commercial Services & Supplies — 1.4%			Mattel, Inc.	218,100	3,094,839
Cintas Corp.	45,700	1,039,675	Machinery — 5.1%
Republic Services, Inc. Class A	74,595	1,929,027	AGCO Corp. (a)	72,600	1,544,928
		2,968,702	Dover Corp.	102,000	2,884,560
			Joy Global, Inc.	77,400	1,612,242
Communications Equipment — 2.8%			Parker Hannifin Corp.	99,700	3,809,537
Tellabs, Inc. (a)	1,438,500	5,941,005	Timken Co.	59,000	878,510
Construction & Engineering — 1.8%					10,729,777
Foster Wheeler Ltd. (a)	77,700	1,551,669
Jacobs Engineering Group, Inc. (a)	21,500	831,405	Media — 1.6%
URS Corp. (a)	44,000	1,498,200	Harte-Hanks, Inc.	535,300	3,372,390
		3,881,274	Multi-Utilities — 9.2%
			Alliant Energy Corp.	246,922	7,118,761
Diversified Telecommunication Services — 0.9%			OGE Energy Corp.	230,500	5,688,740
Qwest Communications International Inc.	599,500	1,930,390	Wisconsin Energy Corp.	148,400	6,615,672
Electrical Equipment — 0.4%					19,423,173
Hubbell, Inc. Class B	30,582	948,042
			Multiline Retail — 0.9%
Electronic Equipment & Instruments — 1.1%			Saks, Inc. (a)(b)	782,900	1,972,908
Anixter International, Inc. (a)	52,700	1,421,846
Ingram Micro, Inc. Class A (a)	67,600	829,452	Oil, Gas & Consumable Fuels — 4.9%
			Cabot Oil & Gas Corp. Class A	141,100	3,878,839
		2,251,298	Denbury Resources, Inc. (a)	52,600	643,824
Energy Equipment & Services — 1.8%			Newfield Exploration Co. (a)	149,000	2,859,310
BJ Services Co.	210,200	2,312,200	Plains Exploration & Production Co. (a)	145,000	3,062,400
Smith International, Inc.	63,000	1,430,100			10,444,373
		3,742,300	Pharmaceuticals — 3.8%
Food Products — 0.9%			Medicis Pharmaceutical Corp. Class A	373,900	5,208,427
Dean Foods Co. (a)	93,900	1,816,026	Mylan, Inc. (a)	95,600	1,083,148
Health Care Equipment & Supplies — 1.1%			Sepracor, Inc. (a)	110,400	1,678,080
Kinetic Concepts, Inc. (a)	21,400	515,740			7,969,655
Zimmer Holdings, Inc. (a)	49,000	1,783,600	Real Estate Investment Trusts (REITs) — 3.2%
		2,299,340	Alexandria Real Estate Equities, Inc.	19,400	1,151,196
Health Care Providers & Services — 0.9%			Cousins Properties, Inc. (b)	200,400	1,925,844
AmerisourceBergen Corp.	53,000	1,924,960	Federal Realty Investment Trust	27,500	1,392,325
			Omega Healthcare Investors, Inc.	85,600	1,252,328
Health Care Technology — 1.7%			UDR, Inc.	89,700	1,052,181
Cerner Corp. (a)(b)	106,500	3,591,180
					6,773,874
See Notes to Financial Statements.

8 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.	46,700	$ 1,102,587
Road & Rail — 1.5%
J.B. Hunt Transport Services, Inc.	143,300	3,191,291
Semiconductors & Semiconductor
Equipment — 2.1%
Broadcom Corp. Class A (a)	127,600	2,022,460
Microchip Technology, Inc. (b)	123,800	2,348,486
		4,370,946
Software — 5.7%
Amdocs Ltd. (a)	56,500	955,980
Novell, Inc. (a)	1,336,000	4,943,200
TIBCO Software, Inc. (a)	1,165,300	6,234,355
		12,133,535
Specialty Retail — 1.9%
The Gap, Inc.	134,700	1,519,416
Limited Brands, Inc.	194,400	1,539,648
RadioShack Corp.	91,900	1,053,174
		4,112,238
Thrifts & Mortgage Finance — 1.7%
New York Community Bancorp, Inc.	158,400	2,098,800
People’s United Financial, Inc.	89,900	1,470,764
		3,569,564
Total Common Stocks — 81.1%		172,188,622

Investment Companies
iShares Dow Jones U.S. Real Estate Index Fund (b)	96,200	3,015,870
MidCap SPDR Trust Series 1 (b)	35,800	3,240,258
SPDR Gold Trust (a)	83,400	7,615,254
SPDR KBW Regional Banking ETF (b)	149,400	3,098,556
Total Investment Companies — 8.0%		16,969,938
Total Long-Term Investments
(Cost — $250,473,676) — 89.1%		189,158,560

	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC Cash Sweep
Series, 0.66% (c)(d)	$ 23,189	23,188,699
BlackRock Liquidity Series, LLC Money Market
Series, 0.77% (c)(d)(e)	16,819	16,818,950
Total Short-Term Securities
(Cost — $40,007,649) — 18.9%		40,007,649
Total Investments (Cost — $290,481,325*) — 108.0%		229,166,209
Liabilities in Excess of Other Assets — (8.0)%		(16,924,043)
Net Assets — 100.0%		$ 212,242,166

* The cost and unrealized appreciation (depreciation) of investments as of January
31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 305,124,163
Gross unrealized appreciation	$ 1,957,097
Gross unrealized depreciation	(77,915,051)
Net unrealized depreciation	$ (75,957,954)

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 16,942,642	$168,094
BlackRock Liquidity Series, LLC
Money Market Series	$(23,282,600)	$277,768

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash proceeds from securities loans.
•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.
•Effective February 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional dis-
closures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 189,158,560
Level 2	40,007,649
Level 3	—
Total	$ 229,166,209

See Notes to Financial Statements. BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JANUARY 31, 2009 9

Statement of Assets and Liabilities

January 31, 2009

Assets
Investments at value — unaffiliated (including securities loaned of $15,673,828) (cost — $250,473,676)	$ 189,158,560
Investments at value — affiliated (cost — $40,007,649)	40,007,649
Investments sold receivable	6,200,942
Capital shares sold receivable	815,836
Dividends receivable	181,331
Securities lending income receivable — affiliated	8,030
Prepaid expenses	18,622
Total assets	236,390,970

Liabilities
Collateral at value — securities loaned	16,818,950
Investments purchased payable	6,006,034
Capital shares redeemed payable	840,102
Investment advisory fees payable	119,092
Distribution fees payable	88,923
Other affiliates payable	151,422
Officer’s and Directors’ fees payable	34
Other accrued expenses payable	124,247
Total liabilities	24,148,804
Net Assets	$ 212,242,166

Net Assets Consist of
Institutional Shares, $0.10 par value, 20,000,000 shares authorized	$ 497,400
Investor A Shares, $0.10 par value, 40,000,000 shares authorized	709,256
Investor B Shares, $0.10 par value, 40,000,000 shares authorized	235,515
Investor C Shares, $0.10 par value, 40,000,000 shares authorized	559,131
Class R Shares, $0.10 par value, 40,000,000 shares authorized	391,973
Paid-in capital in excess of par	373,200,687
Undistributed net investment income	754,985
Accumulated net realized loss	(102,791,665)
Net unrealized appreciation/depreciation	(61,315,116)
Net Assets	$ 212,242,166

Net Asset Value
Institutional — Based on net assets of $46,589,505 and 4,974,004 shares outstanding	$ 9.37
Investor A — Based on net assets of $64,948,132 and 7,092,564 shares outstanding	$ 9.16
Investor B — Based on net assets of $20,131,089 and 2,355,150 shares outstanding	$ 8.55
Investor C — Based on net assets of $47,033,826 and 5,591,305 shares outstanding	$ 8.41
Class R — Based on net assets of $33,539,614 and 3,919,726 shares outstanding	$ 8.56

See Notes to Financial Statements.

10 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

Statement of Operations

Year Ended January 31, 2009

Investment Income
Dividends	$ 5,280,564
Foreign taxes withheld	(2,145)
Income — affiliated	168,832
Securities lending — affiliated	277,768
Total income	5,725,019

Expenses
Investment advisory	2,040,140
Service — Investor A	224,037
Service and distribution — Investor B	349,448
Service and distribution — Investor C	712,582
Service and distribution — Class R	228,412
Transfer agent — Institutional	126,816
Transfer agent — Investor A	305,546
Transfer agent — Investor B	115,242
Transfer agent — Investor C	401,681
Transfer agent — Class R	220,551
Accounting services	142,193
Printing	81,799
Registration	73,437
Professional	61,533
Custodian	53,171
Officer and Directors	25,409
Miscellaneous	31,167
Total expenses	5,193,164
Net investment income	531,855

Realized and Unrealized Loss
Net realized loss from investments	(95,998,581)
Net change in unrealized appreciation/depreciation on investments	(31,773,375)
Total realized and unrealized loss	(127,771,956)
Net Decrease in Net Assets Resulting from Operations	$ (127,240,101)

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

11

Statements of Changes in Net Assets

	Year Ended
	January 31,
Increase (Decrease) in Net Assets:	2009	2008
Operations
Net investment income (loss)	$ 531,855	$ (1,447,440)
Net realized gain (loss)	(95,998,581)	57,921,389
Net change in unrealized appreciation/depreciation	(31,773,375)	(79,473,487)
Net decrease in net assets resulting from operations	(127,240,101)	(22,999,538)

Distributions to Shareholders
Net realized gain:
Institutional	(624,349)	(16,404,288)
Investor A	(824,034)	(21,699,293)
Investor B	(299,995)	(10,264,778)
Investor C	(618,544)	(17,255,111)
Class R	(428,160)	(9,034,045)
Decrease in net assets resulting from distributions to shareholders	(2,795,082)	(74,657,515)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(28,668,524)	20,597,208

Net Assets
Total decrease in net assets	(158,703,707)	(77,059,845)
Beginning of year	370,945,873	448,005,718
End of year	$ 212,242,166	$ 370,945,873
End of year undistributed net investment income	$ 754,985	223,173

See Notes to Financial Statements.

12 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

Financial Highlights

		Institutional						Investor A
		Year Ended January 31,					Year Ended January 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 14.80	$ 18.79	$ 19.89	$ 19.58	$ 17.56	$ 14.52	$ 18.49	$ 19.63	$ 19.33	$ 17.39
Net investment income (loss)[1]	0.11	0.05	0.05	0.07	0.01	0.06	(0.00)[2]	0.00[3]	0.03	(0.04)
Net realized and unrealized gain (loss)	(5.42)	(0.81)	1.79	4.34	2.14	(5.30)	(0.79)	1.76	4.28	2.11
Net increase (decrease) from
investment operations	(5.31)	(0.76)	1.84	4.41	2.15	(5.24)	(0.79)	1.76	4.31	2.07
Distributions from net realized gain	(0.12)	(3.23)	(2.94)	(4.10)	(0.13)	(0.12)	(3.18)	(2.90)	(4.01)	(0.13)
Net asset value, end of year	$ 9.37	$ 14.80	$ 18.79	$ 19.89	$ 19.58	$ 9.16	$ 14.52	$ 18.49	$ 19.63	$ 19.33

Total Investment Return[4]
Based on net asset value	(36.16)%	(5.36)%	10.09%	23.90%	12.24%	(36.39)%	(5.64)%	9.76%	23.66%	11.90%

Ratios to Average Net Assets
Total expenses	0.98%	0.93%	1.01%	1.01%	1.01%	1.36%	1.24%	1.26%	1.26%	1.26%
Net investment income (loss)	0.84%	0.29%	0.28%	0.34%	0.04%	0.46%	(0.02)%	0.00%[5]	0.13%	(0.20)%

Supplemental Data
Net assets, end of year (000)	$ 46,590	$ 78,988	$105,207	$114,921	$126,651	$ 64,948	$110,362	$121,065	$ 98,343	$ 85,184
Portfolio turnover	154%	148%	99%	110%	82%	154%	148%	99%	110%	82%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Total investment return excludes the effects of any sales charges.
5 Amount is less than 0.01%

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

13

Financial Highlights (continued)

			Investor B					Investor C
		Year Ended January 31,					Year Ended January 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 13.66	$ 17.54	$ 18.73	$ 18.43	$ 16.72	$ 13.47	$ 17.36	$ 18.61	$ 18.39	$ 16.68
Net investment loss[1]	(0.04)	(0.14)	(0.14)	(0.13)	(0.17)	(0.06)	(0.16)	(0.14)	(0.13)	(0.18)
Net realized and unrealized gain (loss)	(4.96)	(0.74)	1.67	4.09	2.01	(4.90)	(0.72)	1.65	4.07	2.02
Net increase (decrease) from
investment operations	(5.00)	(0.88)	1.53	3.96	1.84	(4.96)	(0.88)	1.51	3.94	1.84
Distributions from net realized gain	(0.11)	(3.00)	(2.72)	(3.66)	(0.13)	(0.10)	(3.01)	(2.76)	(3.72)	(0.13)
Net asset value, end of year	$ 8.55	$ 13.66	$ 17.54	$ 18.73	$ 18.43	$ 8.41	$ 13.47	$ 17.36	$ 18.61	$ 18.39

Total Investment Return[2]
Based on net asset value	(36.91)%	(6.38)%	8.94%	22.69%	11.00%	(37.06)%	(6.50)%	8.90%	22.65%	11.03%

Ratios to Average Net Assets
Total expenses	2.12%	2.04%	2.03%	2.04%	2.05%	2.35%	2.15%	2.04%	2.05%	2.06%
Net investment loss	(0.34)%	(0.83)%	(0.75)%	(0.67)%	(0.99)%	(0.54)%	(0.93)%	(0.78)%	(0.67)%	(1.00)%

Supplemental Data
Net assets, end of year (000)	$ 20,131	$ 46,499	$ 78,174	$112,073	$125,145	$ 47,034	$ 85,547	$111,084	$103,468	$ 89,771
Portfolio turnover	154%	148%	99%	110%	82%	154%	148%	99%	110%	82%

1 Based on average shares outstanding.
2 Total investment return excludes the effects of sales charges.

See Notes to Financial Statements.

14 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

Financial Highlights (concluded)
			Class R
		Year Ended January 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 13.63	$ 17.58	$ 18.81	$ 18.71	$ 16.87
Net investment income (loss)[1]	0.01	(0.07)	(0.05)	(0.02)	(0.08)
Net realized and unrealized gain (loss)	(4.97)	(0.74)	1.69	4.11	2.05
Net increase (decrease) from investment operations	(4.96)	(0.81)	1.64	4.09	1.97
Distributions from net realized gain	(0.11)	(3.14)	(2.87)	(3.99)	(0.13)
Net asset value, end of year	$ 8.56	$ 13.63	$ 17.58	$ 18.81	$ 18.71

Total Investment Return
Based on net asset value	(36.66)%	(6.02)%	9.55%	23.26%	11.68%

Ratios to Average Net Assets
Total expenses	1.78%	1.64%	1.51%	1.51%	1.51%
Net investment income (loss)	0.07%	(0.39)%	(0.28)%	(0.11)%	(0.45)%

Supplemental Data
Net assets, end of year (000)	$ 33,540	$ 49,550	$ 32,476	$ 17,981	$ 7,356
Portfolio turnover	154%	148%	99%	110%	82%
[1] Based on average shares outstanding.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

15

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Mid Cap Value Opportunities Fund (the “Fund”) of BlackRock
Mid Cap Value Opportunities Series, Inc. (the “Series”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a diversified, open-end management investment company and is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of manage-
ment accruals and estimates. Actual results may differ from these esti-
mates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical vot-
ing, dividend, liquidation and other rights and the same terms and con-
ditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expens-
es related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with maturities less than
60 days are valued at amortized cost, which approximates fair value.
Investments in open-end investment companies are valued at net asset value each business day. The Fund values its investments in Cash Sweep
Series and Money Market Series, each of BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair
Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign curren-
cy exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate invest-
ment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the United
States government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives income on loaned securities but does not receive income on the collateral. When the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such invest-
ment, net of any amount rebated to the borrower. For the year ended
January 31, 2009, the Fund received only cash collateral for any

16 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

Notes to Financial Statements (continued)

securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The
Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. Federal tax returns remains open for the four years ended January 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that
Fund. Other operating expenses shared by several Funds are pro-
rated among those Funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Series, on behalf of the Fund, entered into an Investment Advisory
Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. As of January 31, 2009, The PNC
Financial Services Group, Inc. (“PNC”) and Bank of America Corporation
(“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”).
BAC became a stockholder of BlackRock following its acquisition of
Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to
that date, both PNC and Merrill Lynch were considered affiliates of the
Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the
1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such servic-
es, the Fund pays the Advisor a monthly fee at an annual rate of 0.65%
of the average daily value of the Fund’s net assets.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the year ended January 31, 2009, the Series, on behalf of the Fund, reimbursed the Advisor $5,943, for certain accounting services, which is included in accounting services in the Statement of Operations.

Effective October 1, 2008, the Series, on behalf of the Fund, has entered into a Distribution Agreement and Distribution Plans with BlackRock
Investments, Inc. (“BII”) which replaced FAM Distributors, Inc. (“FAMD”)
and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service fees and distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

17

Notes to Financial Statements (continued)

Pursuant to sub-agreements with the Distributor, broker-dealers, including
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the year ended January 31, 2009, the Distributor earned underwrit-
ing discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled
$7,788, and affiliates received contingent deferred sales charges of
$17,206 and $2,909 relating to transactions in Investor B and Investor C
Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $2,217 relating to transactions subject to front-end sales charge waivers on Investor A Shares. These amounts include pay-
ments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

PNC Global Investment Servicing (U.S.), Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the year ended January 31, 2009, the Fund earned $738, which is included in income — affiliated in the Statement of Operations.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account that will vary depending on share class. For the year ended January 31,
2009, the Fund paid $1,027,526 in return for these services, which is a component of the transfer agent fees in the accompanying Statement of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended January 31, 2009, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accom-
panying Statement of Operations.

Call Center
Fees
Institutional	$ 700
Investor A	$3,808
Investor B	$1,586
Investor C	$2,363
Class R	$ 783

The Fund has received an exemptive order from the Securities Exchange
Commission permitting it to lend portfolio securities to MLPF&S. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collater-
al. BIM may, on behalf of the Fund, invest cash collateral received by the
Fund for such loans, among other things, in a private investment compa-
ny managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending — affiliated on the
Statement of Operations. For the year ended January 31, 2009, BIM received $67,917 in security lending agent fees.

In addition, MLPF&S received $247,937 in commissions on the execu-
tion of the portfolio security transactions for the Fund for the period
February 1, 2008 through December 31, 2008. Subsequent to that date, neither MLPF&S or Merrill Lynch are considered affiliates of the Fund.

For a portion of the year ended January 31, 2009, Piper Jaffray was con-
sidered to be an affiliate of the Advisor and received $4,305 in commis-
sions on the execution of portfolio transactions for the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

18 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 2009 were $475,480,883 and
$524,028,027, respectively.

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of
Additional Information, subject to various other legal, regulatory or con-
tractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of
October 31, 2008. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of
Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a) federal funds effective rate and
(b) reserve adjusted one month LIBOR, plus, in each case, the higher of
(i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agree-
ment) in effect from time to time. The Fund did not borrow under the credit agreement during the year ended January 31, 2009.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the
United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. The following permanent differences as of January 31, 2009 attributable to the reclassification of distributions, were reclassified to the following accounts:

Undistributed net investment income		$ (43)
Accumulated net realized loss		$ 43

The tax character of distributions paid during the fiscal years ended
January 31, 2009 and January 31, 2008 was as follows:

	1/31/2009	1/31/2008
Distributions paid from:
Ordinary income	$ 2,649,128	$ 35,635,002
Net long-term capital gains	145,954	39,022,513
Total taxable distributions	$ 2,795,082	$ 74,657,515

As of January 31, 2009, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary net income	$715,388
Total undistributed net earnings	715,388
Capital loss carryforward	(32,503,018)
Net unrealized losses	(131,564,166)*
Total accumulated net losses	$ (163,351,796)

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the deferral of post-October capital losses for tax purposes, the classification of investments and the timing and recognition of partnership income.

As of January 31, 2009, the Fund had a capital loss carryforward of
$32,503,018 available to offset future realized capital gains, which expires January 31, 2017.

6. Concentration, Market and Credit Risk:

The Fund invests a significant portion of its assets in securities in the financial services industry. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Fund, and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the mar-
ket (market risk) or failure of the issuer of a security to meet all its obli-
gations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the com-
panies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Fund’s Statement of Assets and Liabilities.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

19

Notes to Financial Statements (concluded)

7. Capital Share Transactions:
Transactions in capital share transactions for each class were as follows:
	Year Ended		Year Ended
	January 31, 2009		January 31, 2008
	Shares	Amount	Shares	Amount
Institutional
Shares sold	894,301	$ 11,455,153	759,760	$ 13,996,980
Shares issued to shareholders in reinvestment
of distributions	41,113	590,260	952,586	15,787,671
Total issued	935,414	12,045,413	1,712,346	29,784,651
Shares redeemed	(1,298,490)	(16,730,965)	(1,975,610)	(35,480,385)
Net decrease	(363,076)	$ (4,685,552)	(263,264)	$ (5,695,734)

Investor A
Shares sold and automatic conversion of shares	2,531,583	$ 32,621,453	2,508,506	$ 45,861,040
Shares issued to shareholders in reinvestment
of distributions	55,323	778,361	1,256,230	20,391,674
Total issued	2,586,906	33,399,814	3,764,736	66,252,714
Shares redeemed	(3,092,464)	(38,735,071)	(2,713,211)	(48,364,071)
Net increase (decrease)	(505,558)	$ (5,335,257)	1,051,525	$ 17,888,643

Investor B
Shares sold	224,445	$ 2,637,937	247,707	$ 4,330,349
Shares issued to shareholders in reinvestment
of distributions	20,760	273,808	599,653	9,243,706
Total issued	245,205	2,911,745	847,360	13,574,055
Shares redeemed and automatic conversion of shares	(1,294,910)	(15,558,989)	(1,900,057)	(32,227,289)
Net decrease	(1,049,705)	$ (12,647,244)	(1,052,697)	$(18,653,234)

Investor C
Shares sold	1,149,424	$ 13,409,837	1,194,420	$ 20,139,951
Shares issued to shareholders in reinvestment
of distributions	44,752	581,751	1,059,172	16,067,913
Total issued	1,194,176	13,991,588	2,253,592	36,207,864
Shares redeemed	(1,951,732)	(23,077,661)	(2,301,942)	(38,923,786)
Net decrease	(757,556)	$ (9,086,073)	(48,350)	$ (2,715,922)

Class R
Shares sold	2,075,802	$ 24,379,139	2,168,206	$ 37,016,938
Shares issued to shareholders in reinvestment
of distributions	32,466	427,903	596,521	9,023,516
Total issued	2,108,268	24,807,042	2,764,727	46,040,454
Shares redeemed	(1,823,292)	(21,721,440)	(977,406)	(16,266,999)
Net increase	284,976	$ 3,085,602	1,787,321	$ 29,773,455

20 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc. (the “Fund”), including the schedule of investments, as of January 31, 2009, and the related statement of opera-
tions for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of express-
ing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of January
31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc. as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP Princeton, New Jersey March 27, 2009

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc. during the fiscal year ended January 31, 2009:

	Record Date	July 16, 2008
	Payable Date	July 18, 2008
Qualified Dividend Income for Individuals		23.58%[1]
Dividends Qualifying for the Dividends Received Deduction for Corporations		25.59%[1]
Short-Term Capital Gains Dividends for Non-U.S. Residents		100%[2]

[1] The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
[2] Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $0.005885 per share to shareholders of record on July 16, 2008.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

21

Officers and Directors
Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]
Robert M. Hernandez	Chairman of the	Since	Formerly Director, Vice Chairman and Chief Financial Officer of USX	35 Funds	ACE Limited
40 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	103 Portfolios	(insurance company);
New York, NY 10022	and Member of				Eastman Chemical
1944	the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)

Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	35 Funds	Watson
40 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	103 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Director and		Parkinson’s Research since 2000; Formerly Director of BTG
1941	Member of the		International Plc (a global technology commercialization company)
	Audit Committee		from 2001 to 2007.

James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since 1996	35 Funds	None
40 East 52nd Street		2002	and formerly Executive Vice President thereof from 1996 to 2003;	103 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944

Bruce R. Bond	Director	Since	Formerly Trustee and Member of the Governance Committee, State	35 Funds	None
40 East 52nd Street		2007	Street Research Mutual Funds from 1997 to 2005; Formerly Board	103 Portfolios
New York, NY 10022			Member of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.

Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an investment	35 Funds	Knology, Inc. (tele-
40 East 52nd Street		2007	partnership) since 1979; Managing General Partner, The South Atlantic	103 Portfolios	communications);
New York, NY 10022			Venture Funds since 1983; Member of the Investment Advisory Council		Capital Southwest
1944			of the Florida State Board of Administration from 2001 to 2007.		(financial)

Honorable	Director	Since	Partner and Head of International Practice, Covington and Burling	35 Funds	Alcatel-Lucent (tele-
Stuart E. Eizenstat		2007	(law firm) since 2001; International Advisory Board Member, The Coca	103 Portfolios	communications);
40 East 52nd Street			Cola Company since 2002; Advisory Board Member BT Americas		Global Specialty
New York, NY 10022			(telecommunications) since 2004; Member of the Board of Directors,		Metallurgical (metal-
1943			Chicago Climate Exchange (environmental) since 2006; Member of the		lurgical industry);
			International Advisory Board GML (energy) since 2003.		UPS Corporation
(delivery service)

Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	35 Funds	None
40 East 52nd Street		2005		103 Portfolios
New York, NY 10022
1957

John F. O’Brien	Director	Since	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly	35 Funds	Cabot Corporation
40 East 52nd Street		2007	Director, Allmerica Financial Corporation from 1995 to 2003; Formerly	103 Portfolios	(chemicals); LKQ
New York, NY 10022			Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco,		Corporation (auto
1943			Inc. (energy solutions company) from 2006 to 2007.		parts manufacturing);
TJX Companies, Inc.
(retailer)

Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, .A. (law firm)	35 Funds	None
40 East 52nd Street		2002	since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000;	103 Portfolios
New York, NY 10022			Director of ECMC Group (service provider to students, schools and
1942			lenders) since 2001; President Elect, The American Law Institute,
(non-profit), 2007; Formerly President, American Bar Association from
1995 to 1996.

22 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)
Jean Margo Reid	Director	Since	Self-employed consultant since 2001; Director and Secretary, SCB,	35 Funds	None
40 East 52nd Street		2007	Inc. (holding company) since 1998; Director and Secretary, SCB	103 Portfolios
New York, NY 10022			Partners, Inc. (holding company) since 2000; Director, Covenant
1945			House (non-profit) from 2001 to 2004.

David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	35 Funds	None
40 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources at the	103 Portfolios
New York, NY 10022			University of Wyoming since 2006; Director, The American Museum
1941			of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society
from 1998 to 2005.

Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School of	35 Funds	Bowne & Co., Inc.
40 East 52nd Street	and Member	2007	Business Administration since 1995.	103 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, each director first became a member of the board of directors of other legacy
MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001;
Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; Jean Margo Reid, 2004; David H. Walsh,
2003; Fred G. Weiss, 1998; and Richard R. West, 1978.

Interested Directors[3]
Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	174 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	286 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	35 Funds	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities since	103 Portfolios
New York, NY 10022			1988 and Chairman of the Executive and Management Committees;
1952			Formerly Managing Director, The First Boston Corporation, Member of
its Management Committee, Co-head of its Taxable Fixed Income
Division and Head of its Mortgage and Real Estate Products Group;
Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs
Committee and a member of the Executive Committee, the Ad Hoc
Committee on Board Governance, and the Committee on Trustees; Co-
Chairman of the NYU Hospitals Center Board of Trustees, Chairman of
the Development/Trustee Stewardship Committee and Chairman of the
Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly	174 Funds	None
40 East 52nd Street		2007	Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly	286 Portfolios
New York, NY 10022			Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; Formerly President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

3 Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with
BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

23

Officers and Directors (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L (“MLIM”) and Fund Asset Management, L (“FAM”) in 2006, First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.
New York, NY 10022
1962

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head
40 East 52nd Street	Financial	2007	of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.)
New York, NY 10022	Officer		from 1992 to 2006.
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian . Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel
40 East 52nd Street	Compliance	2007	of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001
New York, NY 10022	Officer		to 2004.
1959

Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund serve at the pleasure of the Board of Directors.
Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered	Legal Counsel
The Bank of	PNC Global Investment		State Street Bank and	Public Accounting Firm	Willkie Farr & Gallagher LLP
New York Mellon	Servicing (U.S.) Inc.		Trust Company	Deloitte & Touche LLP	New York, NY 10019
New York, NY 10286	Wilmington, DE 19809		Princeton, NJ 08540	Princeton, NJ 08540

The Fund is managed by a team of financial professionals. Effective March 13, 2009, John Coyle, CFA and Murali Balaraman, CFA are the
co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Coyle is Managing Director of BlackRock since 2009 and Director thereof from 2006 to 2008; Director of Merrill Lynch Investment Managers, L. . (“MLIM”) in 2006 and
Vice President thereof from 2004 to 2006; and Managing Director and portfolio manager with Bear Stearns Asset Management from 2001 to
2004. Mr. Balaraman is Managing Director of BlackRock, Inc. since 2009 and Director thereof from 2006 to 2008; Director of MLIM in 2006 and Vice President thereof from 1998 to 2006.

24 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the infor-
mation. BlackRock maintains physical, electronic and procedural safe-
guards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

25

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

26 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2009

27

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance
results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other informa-
tion herein are as dated and are subject to change.

BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#MIDCAPVAL-1/09

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the
“board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.
The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Mid Cap
Value Opportunities
Fund of BlackRock	$28,200	$28,000	$0	$0	$6,100	$6,100	$1,028	$1,049
Mid Cap Value
Opportunities Series,
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the
SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-
audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed
$10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-
approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-
audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Mid Cap Value
Opportunities Fund of
BlackRock Mid Cap Value	$412,128	$294,649
Opportunities Series, Inc.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

Date: March 25, 2009